INVESTMENT ACCOUNTED FOR USING THE EQUITY METHOD AND PUT RIGHT LIABILITIES - Additional Information (Details) ¥ in Thousands, $ in Thousands	4 Months Ended	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2022 USD ($) shares	Aug. 19, 2022 CNY (¥)	Jul. 31, 2022 CNY (¥)	Aug. 31, 2021 CNY (¥)	Jul. 31, 2021 shares	Jun. 16, 2019 USD ($)
Schedule of Equity Method Investments
Gains on deconsolidation of a subsidiary					¥ 407,598
Common stock, shares outstanding | shares		190,879,919		183,826,753		190,879,919
Equity in loss of affiliates		¥ (437,465)	$ (63,426)	¥ (367,883)	¥ (108,587)
Investments in subsidiaries		30,850		352,106		$ 4,473
I-Mab Hangzhou | Series B Domestic Investors
Schedule of Equity Method Investments
Amount agreed to raise								¥ 46,000
I-Mab Hangzhou
Schedule of Equity Method Investments
Equity method investment fair value		764,352				112,039
Assets recognized value | $						105,000
Proceeds from Contributions from Affiliates	$ 30,000			281
Common stock, shares outstanding | shares					25,500,000
Purchase price committed | $						$ 3,000
Investments in subsidiaries		¥ 25,214		¥ 346,247			¥ 17,729
I-Mab Hong Kong
Schedule of Equity Method Investments
Registered capital of subsidiary | $											$ 30,000
Common stock, shares outstanding | shares					13,500,000
Management Holdco | I-Mab Hangzhou
Schedule of Equity Method Investments
Equity method investment, ownership percentage		10.00%			10.00%	10.00%
Shares issued | shares		750,000		750,000		750,000
Equity in loss of affiliates		¥ 29,375		¥ 28,236	¥ 8,456
Shares subscribed, not yet been purchased or issued | shares					4,500,000
Registered capital of affiliates | $						$ 3,000
Cash Commitment | $			3,000
Esop Holdco | I-Mab Hangzhou
Schedule of Equity Method Investments
Equity method investment, ownership percentage		5.00%			5.00%	5.00%
Registered capital of affiliates | $						$ 1,500
Domestic Investors
Schedule of Equity Method Investments
Common stock, shares outstanding | shares					12,000,000
Domestic Investors | I-Mab Hangzhou
Schedule of Equity Method Investments
Registered capital of subsidiary | $						$ 12,000
Equity method investment, ownership percentage		40.00%			40.00%	40.00%
Cash Payments | $			$ 120,000
I-Mab Hong Kong | I-Mab Hangzhou
Schedule of Equity Method Investments
Equity method investment, ownership percentage					45.00%
HLBV Method | I-Mab Hangzhou
Schedule of Equity Method Investments
Equity in loss of affiliates		¥ 360,436		309,208	¥ 67,425
Group's Share Based Compensation | I-Mab Hangzhou
Schedule of Equity Method Investments
Equity in loss of affiliates		13,852		13,267	32,707
Partnership Agreement
Schedule of Equity Method Investments
Equity method investment, ownership percentage										4.00%
Equity in loss of affiliates		223		141
Shares subscribed, not yet been purchased or issued | shares										20,000
Investments in subsidiaries		5,636		5,859					¥ 6,000
I-Mab Hangzhou Share Based Compensation | I-Mab Hangzhou
Schedule of Equity Method Investments
Equity in loss of affiliates		¥ 33,579		17,031
I-Mab Hangzhou
Schedule of Equity Method Investments
Equity method investment, ownership percentage		10.00%				10.00%
I-Mab Hangzhou | I-Mab Hangzhou
Schedule of Equity Method Investments
Equity method investment, ownership percentage								37.13%
Long Term Investment Under Equity Method [Member] | I-Mab Hangzhou | Revenue [Member]
Schedule of Equity Method Investments
Investments in subsidiaries		¥ 103,826		5,660	271
Long Term Investment Under Equity Method [Member] | I-Mab Hangzhou | Loss from Operation [Member]
Schedule of Equity Method Investments
Investments in subsidiaries		(356,734)		(295,186)	(85,945)
Long Term Investment Under Equity Method [Member] | I-Mab Hangzhou | Net Income Loss [Member]
Schedule of Equity Method Investments
Investments in subsidiaries		(346,322)		(290,586)	¥ (85,945)
Long Term Investment Under Equity Method [Member] | Other Equity Investment [Member] | Loss from Operation [Member]
Schedule of Equity Method Investments
Investments in subsidiaries		(5,565)		(3,513)
Long Term Investment Under Equity Method [Member] | Other Equity Investment [Member] | Net Income Loss [Member]
Schedule of Equity Method Investments
Investments in subsidiaries		¥ (5,565)		¥ (3,513)